SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13—SUBSEQUENT EVENTS

The Company evaluated its consolidated financial statements for subsequent events through September 5, 2019, the date the consolidated financial statements were available to be issued.

In July 2019, the Company’s board of directors granted options to purchase 965,993 shares of common stock at an exercise price of $13.40 per share under the 2016 Equity Incentive Plan.

In August 2019, the Company’s board of directors granted options to purchase 575,747 shares of common stock at an exercise price of $13.40 per share under the 2016 Equity Incentive Plan.